Note 2 - Liquidity and Going Concern Assessment (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Proceeds from issuing shares		$ 16,550	$ 9,168	$ 428
Major ordinary share transactions [member] | Public offering shares [member]
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 10,800
Major ordinary share transactions [member] | At the market shares [member]
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 5,000